VINTAGE MUTUAL FUNDS, INC.

                         Government Assets Fund T Shares
                   Liquid Assets Fund - S, S2, T, and I Shares
                   Municipal Assets Fund - S, T, and I Shares
                           Institutional Reserves Fund
                         Institutional Money Market Fund
                         Vintage Limited Term Bond Fund
                                Vintage Bond Fund
                           Vintage Municipal Bond Fund



                            SUPPLEMENT TO PROSPECTUS

                              DATED JANUARY 3, 2006


This supplements the Prospectuses dated July 31, 2005 of the Government Assets Fund T Shares, Liquid Assets Fund - S, S2, T, and I Shares, Municipal Assets Fund - S, T, and I Shares, Institutional Reserves Fund, Institutional Money Market Fund, Vintage Limited Term Bond Fund, Vintage Bond Fund and Vintage Municipal Bond Fund (collectively the "Funds").

On December 30, 2005 West Bancorporation, Inc. ("West Bancorp") acquired all of the outstanding stock of Investors Management Group, Ltd. from AMCORE Investment Group, N.A. West Bancorp is a publicly traded bank holding company that owns and operates West Bank, an Iowa state charted bank. West Bank operates several branches in greater Des Moines, Iowa as well as other locations in Iowa. West Bancorp and West Bank have offices in West Des Moines, Iowa. West Bancorp also owns and operates WB Capital Management Inc. d/b/a VMF Capital, a registered investment advisor, which provides investment advisory services to West Bank's customers.

In anticipation of this transaction Shareholders of the Funds approved a new Investment Advisory Agreement for the Funds at a Special Shareholders Meeting held on December 16, 2005. The new Investment Advisory Agreement is identical in form as the Investment Advisory Agreement previously in effect, except that it has a different term. The initial term of the new Investment Advisory Agreement is January 1, 2006 and terminates June 30, 2007. Thereafter, the new Investment Advisory Agreement will continue in effect for successive annual periods, provided its continuance is approved at least annually by (1) a majority vote, cast in person at a meeting called for that purpose of the VINTAGE Directors that are not interested persons of VINTAGE or (2) a vote of the holders of a majority of the outstanding shares of each Vintage Fund.

Notwithstanding the acquisition of IMG by West Bancorp the operation of IMG as the investment adviser to Vintage and VINTAGE's day-to-day management, including the portfolio managers, will remain unchanged for the foreseeable future; IMG and its personnel (including, those personnel with responsibilities for providing services to VINTAGE ), resources, and investment process will remain unchanged; the financial viability of IMG will remain unchanged; the nature, extent, and quality of the services that IMG has been providing to VINTAGE Fund will remain unchanged. To assure that this occurs West Bancorp negotiated long term employment contracts with key employees of IMG, including its portfolio managers - Jeffrey Lorenzen, Laurie Mardis, Kevin Croft and IMG operations manager Amy Mitchell. Most if not all of the other IMG employees that currently provide services to VINTAGE have been retained.

                           VINTAGE MUTUAL FUNDS, INC.

                         Government Assets Fund T Shares
                   Liquid Assets Fund - S, S2, T, and I Shares
                   Municipal Assets Fund - S, T, and I Shares
                           Institutional Reserves Fund
                         Institutional Money Market Fund
                         Vintage Limited Term Bond Fund
                                Vintage Bond Fund
                           Vintage Municipal Bond Fund



                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

                              DATED JANUARY 3, 2006


This supplements the Statement of Additional Information dated July 31, 2005 of the Vintage Mutual Funds Government Assets Fund T Shares, Liquid Assets Fund - S, S2, T, and I Shares, Municipal Assets Fund - S, T, and I Shares, Institutional Reserves Fund, Institutional Money Market Fund, Vintage Limited Term Bond Fund, Vintage Bond Fund and Vintage Municipal Bond Fund (collectively the "Funds").

On December 30, 2005 West Bancorporation, Inc. ("West Bancorp") acquired all of the outstanding stock of Investors Management Group, Ltd. from AMCORE Investment Group, N.A. ("AMCORE"). West Bancorp is a publicly traded bank holding company that owns and operates West Bank, an Iowa state chartered bank. West Bank operates several branches in greater Des Moines, Iowa as well as other locations in Iowa. West Bancorp and West Bank have offices in West Des Moines, Iowa. West Bancorp also owns and operates WB Capital Management Inc. d/b/a VMF Capital, a registered investment advisor, which provides investment advisory services to West Bank's customers.

In anticipation of this transaction Shareholders of the Funds approved a new Investment Advisory Agreement for the Funds with IMG at a Special Shareholders Meeting held on December 16, 2005. The new Investment Advisory Agreement is identical in form to the Investment Advisory Agreement previously in effect, except that it has a different term. The initial term of the new Investment Advisory Agreement is January 1, 2006 and terminates June 30, 2007. Thereafter, the new Investment Advisory Agreement will continue in effect for successive annual periods, provided its continuance is approved at least annually by (1) a majority vote, cast in person at a meeting called for that purpose of the VINTAGE Directors that are not interested persons of VINTAGE or (2) a vote of the holders of a majority of the outstanding shares of each Vintage Fund.

Notwithstanding the acquisition of IMG by West Bancorp, the operation of IMG as the investment adviser to VINTAGE and VINTAGE's day-to-day management, including the portfolio managers, will remain unchanged for the foreseeable future. IMG and its personnel (including, those personnel with responsibilities for providing services to VINTAGE), resources, and investment process will remain unchanged and the financial viability of IMG will remain unchanged. The nature, extent, and quality of the services that IMG has been providing to VINTAGE Fund will remain unchanged. To assure that this occurs West Bancorp negotiated long term employment contracts with key employees of IMG, including its portfolio managers - Jeffrey Lorenzen, Laurie Mardis, Kevin Croft and IMG operations manager Amy Mitchell. Most if not all of the other IMG employees that currently provide services to VINTAGE have been retained. However, Patricia Bonavia resigned as Vice President of the Vintage Mutual Funds, Inc. as well as an officer and Director of IMG. The position of Vice President of the Funds is currently vacant.

The distribution of the Funds will remain unchanged. However, with the acquisition of IMG by West Bancorp, shares of the Funds may be purchased, in accordance with procedures established by the Distributor, through broker/dealers, banks, investment advisory firms and other financial institutions ("Participating Organizations") which may continue to include AMCORE and its affiliates as well as affiliates of West Bancorp. Customers purchasing shares of the Funds may include officers, directors, or employees of West Bancorp or its affiliates.

As was the case prior to the acquisition as it related to AMCORE transactions with the Funds, IMG on behalf of the Funds, will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with West Bancorp, the Distributor, Bisys or their affiliates, and will not give preference to West Bancorp correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements. Furthermore, in making investment recommendations for the Funds, IMG will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of West Bancorp or its subsidiaries or affiliates and, in dealing with its customers, West Bancorp, its subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds.

As was the case with respect to AMCORE, IMG, West Bancorp and their affiliates believe that they possess the legal authority to perform the services for the Funds described in the Prospectus and the SAI, without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict IMG, West Bancorp and their affiliates from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by IMG, West Bancorp and their affiliates, the Board of Directors of the Funds would review the Funds' relationship with IMG or West Bancorp and consider taking all action necessary in the circumstances.

Should future legislative, judicial, or administrative action prohibit or restrict the activities of IMG, West Bancorp and their affiliates and/or its affiliated and correspondent banks in connection with customer purchases of shares of the Funds, those banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Funds method of operations would affect its net asset value per share or result in financial losses to any customer.

As was the case prior to the acquisition of IMG by West Bancorp, as authorized by the Fund's Rule 12b-1 Plan, the Distributor may enter into Shareholder Agreements with Participating Organizations, including IMG's parent or its affiliates (now West Bancorp), pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by the Participating Organization for the accounts of its customers and shares of a Fund purchased and held by Customers of the Participating Organization, including, those described in the Statement of Additional information.

With the acquisition of IMG by West Bancorp, IMG is currently evaluating and assessing its and the Funds' policies with respect to voting proxies received by the Funds. Until changes are recommended, the policies currently in effect for the Funds have been temporarily approved by West Bank and will apply substituting West Bancorp for AMCORE therein.